Description of the Transaction	9 Months Ended
Sep. 30, 2024
Description of the transaction
1.	Reporting entity:
Greenbrook TMS Inc. (the “Company”), an Ontario corporation along with its subsidiaries, controls and operates a network of outpatient mental health services centers that specialize in the provision of Transcranial Magnetic Stimulation (“TMS”) therapy and other treatment modalities for the treatment of depression and related psychiatric services.
The Company’s head and registered office is located at 890 Yonge Street, 7th Floor, Toronto, Ontario, Canada, M4W 3P4. The Company’s United States corporate headquarters is located at 8401 Greensboro Drive, Suite 425, Tysons Corner, Virginia, USA, 22102.

Pro Forma [Member]
Description of the transaction
1.	Description of the Transaction
Neuronetics and Greenbrook TMS Inc. completed the planned acquisition whereby Neuronetics acquired all of the issued and outstanding common shares of Greenbrook by way of a court-approved plan of arrangement under the Business Corporations Act (Ontario) (the “Arrangement”). Each Greenbrook Share outstanding immediately prior to the effective time of the Arrangement was exchanged for 0.01021 of a share of common stock of Neuronetics (the “Exchange Ratio”) upon closing of the Arrangement.
In connection with and prior to closing of the Arrangement, Madryn Asset Management, LP and its affiliates (collectively, “Madryn”) converted (i) all of the outstanding amount owing under Greenbrook’s credit agreement into 2,056,453,835 Greenbrook Shares, representing 95.3% of the Greenbrook Shares (including the Greenbrook Shares held by Madryn prior to such conversion) immediately prior to closing of the Arrangement and (ii) all of the interim period funding provided by Madryn to Greenbrook into an additional 252,999,770 Greenbrook Shares, which Greenbrook Shares were exchanged for shares of common stock of Neuronetics (“Neuronetics Shares”) at the Exchange Ratio upon closing of the Arrangement.
The Combined Company will continue to operate as Neuronetics, Inc., and the Neuronetics Shares will continue to trade on the NASDAQ Global Market under the ticker “STIM”.